UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      KiCap Management LP
           --------------------------------------------------
Address:   500 Newport Center Dr., Suite 820
           --------------------------------------------------
           Newport Beach, California  92660
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-10054
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Luc Huyghebaert
           --------------------------------------------------
Title:     Chief Operating Officer
           --------------------------------------------------
Phone:     011-44-207-590-5950
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Luc Huyghebaert          Mayfair, London, UK          02/10/05
     -------------------          -------------------          --------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                               -------------

Form 13F Information Table Entry Total:        35
                                               -------------

Form 13F Information Table Value Total:        $536,695
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

     1             028-10053                   KiCap Management (UK) LP


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

                                                                FORM 13F INFORMATION TABLE
                                                      VALUE   SHARES/   SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS     CUSIP          x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- --------------------------
ALAMOSA HLDGS INC          COM       011589108         18681    1513840  SH                   1            1513840

AMERICA MOVIL S A DE CV    SPON ADR  02364W204         28339     540207  SH                   1             540207
                           A SHS

AMERICAN TOWER CORP        CL A      029912201          2352     129212  SH                   1             129212

APPLE COMPUTER INC         COM       037833100         19887     306900  SH                   1             306900

AQUANTIVE INC              COM       03839G105         20846    2342252  SH                   1            2342252

ASK JEEVES INC             COM       045174109          7177     266803  SH                   1             266803

BROADCOM CORP              CL A      111320107          7528     231339  SH                   1             231339

COGNOS INC                 COM       19244C109          1090      24500  SH                   1              24500

DELL INC                   COM       24702R101          1046      24900  SH                   1              24900

EBAY INC                   COM       278642103         11942     101400  SH                   1             101400

GOOGLE INC                 CL A      38259P508         31478     159300  SH                   1             159300

INTERNET HOLDRS TR         DEPOSIT   46059W102          3545      49300  SH                   1              49300
                           RCPT

JAMDAT MOBILE INC          COM       47023T100          2119     103650  SH                   1             103650

LUCENT TECHNOLOGIES INC    COM       549463107          7354    1961132  SH                   1            1961132

MCAFEE INC                 COM       579064106         52485    1828760  SH                   1            1828760

MERCURY INTERACTIVE CORP   COM       589405109          7555     167433  SH                   1             167433

NII HLDGS INC              CL B NEW  62913F201          4730     100079  SH                   1             100079

NETEASE COM INC            SPONSORED 64110W102         43957     814930  SH                   1             814930
                           ADR

NEXTEL PARTNERS INC        CL A      65333F107          4791     245970  SH                   1             245970

OPEN JT STK CO-VIMPEL      SPONSORED 68370R109          1206      33700  SH                   1              33700
 COMMUN                    ADR

ORACLE CORP                COM       68389X105         39583    2851820  SH                   1            2851820

OVERSTOCK COM INC DEL      COM       690370101         21926     313231  SH                   1             313231

PALMONE INC                COM       69713P107         24827     783200  SH                   1             783200

PIXAR                      COM       725811103         27484     323651  SH                   1             323651

POWERWAVE TECHNOLOGIES INC COM       739363109         18392    2116499  SH                   1            2116499

REGAL ENTMT GROUP          CL A      758766109          5461     263187  SH                   1             263187

SHANDA INTERACTIVE         SPONSORED 81941Q203           532      12000  SH                   1              12000
 ENTMT LTD                 ADR

SINA CORP                  ORD       G81477104         11310     349600  SH                   1             349600

SPRINT CORP                COM FON   852061100         33999    1365972  SH                   1            1365972

SYNOPSYS INC               COM       871607107          1024      53000  SH                   1              53000

UBIQUITEL INC              COM       903474302         11561    1635180  SH                   1            1635180

VIACOM INC                 CL A      925524100          9452     258257  SH                   1             258257

WESTERN DIGITAL CORP       COM       958102105          6035     562950  SH                   1             562950

WESTERN WIRELESS CORP      CL A      95988E204          6313     214420  SH                   1             214420

YAHOO INC                  COM       984332106         40688    1074400  SH                   1            1074400